CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Millions	Total	Share Capital [Member]	Additional Paid-In Capital [Member]	Shares held for share award schemes [Member]	Treasury shares [Member]	Other Reserves [Member]	Retained earnings [Member]	Total Attributable to Equity Holders of the Company [Member]	Non-Controlling Interests [Member]
Beginning balance at Dec. 31, 2024	¥ 69,726	¥ 2	¥ 29,035	¥ (520)	¥ (550)	¥ 19,845	¥ 20,051	¥ 67,863	¥ 1,863
Comprehensive Income
Profit for the period	6,855						6,700	6,700	155
Fair value changes on financial assets at fair value through other comprehensive income	11,610					11,610		11,610
Share of other comprehensive income (loss) of associates	(38)					(38)		(38)
Currency translation differences	(137)					(137)		(137)
Total comprehensive income for the period	18,290					11,435	6,700	18,135	155
Exercise of share options/ RSUs	277		428		73	(224)		277
Share-based compensation - value of employee services	297					297		297
Shares held for share award schemes	(25)			(25)				(25)
Repurchase of shares	(462)				(462)			(462)
Dividends to the Company's shareholders	(1,974)						(1,974)	(1,974)
Non-controlling interests arising from business combination	518					0		0	518
Dividends to non-controlling interests	(39)								(39)
Deemed disposal	112					(147)	259	112
Recognition and fair value change of financial liabilities in respect of the put option from business combination	(345)					(345)		(345)
Total transactions with equity holders at their capacity as equity holders for the period	(1,641)		428	(25)	(389)	(419)	(1,715)	(2,120)	479
Ending balance at Jun. 30, 2025	86,375	2	29,463	(545)	(939)	30,861	25,036	83,878	2,497
Beginning balance at Dec. 31, 2025	83,050	2	29,919	(801)	(664)	22,450	29,381	80,287	2,763
Comprehensive Income
Profit for the period	4,690						4,562	4,562	128
Fair value changes on financial assets at fair value through other comprehensive income	(5,440)					(5,440)		(5,440)
Share of other comprehensive income (loss) of associates	1					1		1
Currency translation differences	(1,098)					(1,091)		(1,091)	(7)
Total comprehensive income for the period	(1,847)					(6,530)	4,562	(1,968)	121
Exercise of share options/ RSUs	4		120		0	(116)		4
Share-based compensation - value of employee services	339					339		339
Shares held for share award schemes	(69)			(69)				(69)
Repurchase of shares	(2,725)				(2,725)			(2,725)
Dividends to the Company's shareholders	(2,560)						(2,560)	(2,560)
Acquisition of Ximalaya	4,986		4,894			120		5,014	(28)
Non-controlling interests arising from business combination	26					0		0	26
Dividends to non-controlling interests	(46)								(46)
Transfer of losses on deemed disposal of financial instruments to retained earnings						265	(265)
Recognition and fair value change of financial liabilities in respect of the put option from business combination	(68)					(68)		(68)
Transactions with minority interest	(9)					18		18	(27)
Disposal of non-wholly owned subsidiary	(8)								(8)
Total transactions with equity holders at their capacity as equity holders for the period	(130)		5,014	(69)	(2,725)	558	(2,825)	(47)	(83)
Ending balance at Jun. 30, 2026	¥ 81,073	¥ 2	¥ 34,933	¥ (870)	¥ (3,389)	¥ 16,478	¥ 31,118	¥ 78,272	¥ 2,801